Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2020